Discontinued Operations (Schedule of Discontinued Operation Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations [Abstract]
Total revenues		$ 36,447	$ 30,295
Total cost of revenues		21,368	18,800
Research and development costs		(3,228)	(3,266)
Selling, general and administrative expenses		(6,260)	(3,601)
Financial expenses, net		(96)	(147)
Gain on sale of discontinued operation	$ 12,800	12,807
Income from discontinued operations before taxes		18,302	4,450	[1]
Income tax expense		(6,028)	(585)	[1]
Net income from discontinued operations		$ 12,274	$ 3,865	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19